INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 10. INCOME	TAXES

The components of income tax expense are as follows:

	Years Ended December 31,
	2019	2018
Current	$—	$—
Deferred	569,460	823,285

	$569,460	$823,285

The Company’s income tax expense differs from the amounts computed by applying the federal income tax statutory rates to income before income taxes. A reconciliation of the differences is as follows:

	Years Ended
	December 31,
	2019	2018
Income tax expense at statutory federal rate	$508,108	$678,178
State tax expense	96,118	139,989
Other items	(34,766)	(19,189)
Adjustment due to change in tax rates	—	24,307

Income tax expense	$569,460	$823,285

The components of deferred income taxes are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Loan loss reserves	$128,032	$107,163
Deferred compensation	45,896	43,319
Foreclosed assets	39,650	97,047
Net operating losses	2,375,742	2,907,200
Depreciation	22,068	30,419
Other	2,160	—
Securities available for sale	—	97,516

	2,613,548	3,282,664
Deferred tax liabilities:
Securities available for sale	56,753	—

	56,753	—
Net deferred tax assets	$2,556,795	$3,282,664

The Company had unused income tax carryforwards of $9,142,338 for federal income tax purposes and $10,612,266 for state income tax purposes as of December 31, 2019. If unused, carryforwards will expire beginning in 2031.